TAXES ON INCOME (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carry-forward	$ 47,646	$ 48,392
Reserves and allowances	9,682	9,780
Net deferred tax assets before valuation allowance	57,328	58,172
Less - Valuation allowance	(55,112)	(53,980)
Deferred tax asset	2,216	4,192
Deferred tax liability	(557)	0
Net deferred tax asset	2,216	4,192
Domestic Tax Authority [Member]
Deferred tax assets:
Net deferred tax asset	1,141	2,232
Foreign Tax Authority [Member]
Deferred tax assets:
Deferred tax liability	(557)	0
Net deferred tax asset	$ 1,075	$ 1,960